PARTY IN INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
REPUBLIC BANCORP INC. 401(K) RETIREMENT PLAN
PARTY IN INTEREST TRANSACTIONS
PARTY IN INTEREST TRANSACTIONS

NOTE 5 – PARTY-IN-INTEREST TRANSACTIONS

Parties-in-interest are defined under the Department of Labor’s Rules and Regulations as any of the following:

●	any fiduciary of the Plan;
●	any party rendering service to the Plan;
●	the Employer;
●	and certain others.

As previously mentioned, Empower was the Plan Custodian and Trustee for the years ended December 31, 2025 and 2024. Transactions of the Plan, which are managed by affiliates of the Trustee, qualify as party-in-interest transactions. Professional fees of approximately $245,000 and $208,000 were paid by the Plan to Empower as Custodian for the years ended December 31, 2025 and 2024.

Investment management fees and operating expenses charged to the Plan for investments are deducted from the assets held by the participant. Consequently, investment management fees and operating expenses paid to parties-in-interest are reflected as a reduction to the investment return of such investments. The Plan also holds a guaranteed interest contract administered by Empower Annuity Insurance Company of America (“EAICA”).

For Plan years 2025 and 2024, Creative Planning HoldCo LLC (“CPH”) performed investment consulting services for the Plan and qualified as a party-in-interest. CPH fees for such investment services were $83,000 and $74,000 for the years December 31, 2025 and 2024. Such fees were not paid directly to CPH by the Plan but were remitted to them by the Plan’s Custodian and Trustee directly from the fees paid to the Plan’s Custodian and Trustee during the years ended December 31, 2025 and 2024.

For Plan years 2025 and 2024, Charles Schwab (“Schwab”) provided participant self-directed brokerage accounts associated with the Plan and is considered a party-in-interest. Schwab fees for advisory and management services were $291 for the year ended December 31, 2025 and $330 for the year ended December 31, 2024.

The Plan had outstanding notes receivable from participants totaling $1.5 million and $1.3 million, respectively as of December 31, 2025 and 2024.

The Plan held 228,914 and 1,215 shares of Republic Bancorp, Inc. Class A and Class B Common Stock, as of December 31, 2025 and recorded dividend income and net realized gains of approximately $409,000 and $1,000 from its investments in the Employer’s common stock during the 2025 plan year. The Plan held 230,966 and 1,215 shares of Republic Bancorp, Inc. Class A and Class B Common Stock, as of December 31, 2024 and recorded dividend income and net realized gains of approximately $378,000 and $105,000 from its investments in the Employer’s common stock during the 2024 plan year.